Basis of Preparation and Material Accounting Policies (Details) $ / shares in Units, S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 PEN (S/)	Dec. 31, 2023 USD ($)
Basis of Preparation and Material Accounting Policies (Details) [Line Items]
Backlog amount		S/ 4,278,000	$ 1,152
Net current assets		2,819,000
Cash and cash equivalent		1,003,888		S/ 917,554
Outstanding amount		1,645,000			$ 443
Recognized a profit of year		141,000
Attributable to owners of the company		S/ 85,000
Recognizing an expense				258,300
Compensation amount			78	S/ 488,900
Loan amount (in Dollars) | $	$ 120		20
Extension of bridge loan agreement amount (in Dollars) | $			$ 100
Extension term of bridge loan agreement		12 months	12 months
Useful life of this asset		60 years	60 years
Monthly remuneration rate		8.33%			8.33%
Tax percentage		5.00%	5.00%
Wages per year (in Dollars per share) | $ / shares			$ 4.75
Remuneration percentage		10.00%	10.00%
Bottom of range [member]
Basis of Preparation and Material Accounting Policies (Details) [Line Items]
Estimated useful lives of properties		5 years	5 years
Customer estimation of useful life		5 years	5 years
amortized over their estimated useful lives		2 years	2 years
Top of range [member]
Basis of Preparation and Material Accounting Policies (Details) [Line Items]
Estimated useful lives of properties		50 years	50 years
Customer estimation of useful life		9 years	9 years
amortized over their estimated useful lives		12 years	12 years